As filed with the Securities and Exchange Commission on March 18, 2014

No. 333-147611

No. 811-22147

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 11	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 12	☒
(Check appropriate box or boxes)

PowerShares India Exchange-Traded Fund Trust

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700

Downers Grove, IL 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

Daniel E. Draper 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	With a copy to: Alan P. Goldberg K&L Gates LLP 70 W. Madison Street, Suite 3100 Chicago, IL 60602
(Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☐	On [date] pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	On [date] pursuant to paragraph (a) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	On [date] pursuant to paragraph (a) of Rule 485.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 18th day of March, 2014.

PowerShares India Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg
Title:	Andrew Schlossberg, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

* /s/ Andrew Schlossberg Andrew Schlossberg	President	March 18, 2014

* /s/ Steven Hill Steven Hill	Treasurer	March 18, 2014

* /s/ Anna Paglia Anna Paglia	Secretary	March 18, 2014

* /s/ Ronn R. Bagge Ronn R. Bagge	Trustee	March 18, 2014

* /s/ Todd J. Barre Todd J. Barre	Trustee	March 18, 2014

* /s/ Kevin M. Carome Kevin M. Carome	Trustee	March 18, 2014

* /s/ Kapil Dev Joory Kapil Dev Joory	Trustee	March 18, 2014

* /s/ Marc M. Kole Marc M. Kole	Trustee	March 18, 2014

* /s/ Yung Bong Lim Yung Bong Lim	Trustee	March 18, 2014

* /s/ Philip M. Nussbaum Philip M. Nussbaum	Trustee	March 18, 2014

* /s/ Graeme J. Proudfoot Graeme J. Proudfoot	Trustee	March 18, 2014

* /s/ Gary R. Wicker Gary R. Wicker	Trustee	March 18, 2014

* /s/ Donald H. Wilson Donald H. Wilson	Chairman and Trustee	March 18, 2014

* By: /s/ Anna Paglia Anna Paglia Attorney-In-Fact		March 18, 2014

*	Anna Paglia signs on behalf of the powers of attorney filed herewith, and filed with Post-Effective Amendment No. 6 to the Trust’s Registration Statement, which is incorporated by reference herein.

EXHIBIT INDEX

Index No.	Description of Exhibits

Ex - 101.ins	XBRL Instance Document

Ex - 101.sch	XBRL Taxonomy Extension Schema Document

Ex - 101.cal	XBRL Taxonomy Extension Calculation Linkbase Document

Ex - 101.lab	XBRL Taxonomy Extension Labels Linkbase Document

Ex - 101.pre	XBRL Taxonomy Extension Presentation Linkbase Document

Ex - 101.def	XBRL Taxonomy Extension Definition Linkbase Document